Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Dates
31-Mar-2023
Actual/360 Days
33
30/360 Days
30
17-Apr-2023
15-Apr-2023
Collection Period No.
5
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Mar-2023
13-Apr-2023
14-Apr-2023
17-Apr-2023
15-Mar-2023
15-Mar-2023
Summary
Beginning
Balance
90,181,054.00
693,000,000.00
657,000,000.00
124,000,000.00
Principal
Payment
64,762,114.22
0.00
0.00
0.00
Ending
Balance
25,418,939.78
693,000,000.00
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
164.717843
0.000000
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.064651
1.000000
1.000000
1.000000
1,564,181,054.00
1,499,418,939.78
64,762,1
14.22
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,612,057,088.84
183,715,380.28
1,795,772,469.12
47,876,034.84
1,547,294,974.62
176,686,917.15
1,723,981,891.77
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
4.383333
4.341667
4.375000
Interest & Principal
Payment
64,762,114.22
3,037,650.00
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
164.717843
4.383333
4.341667
4.375000
$71,194,739.22
T
otal
$6,432,625.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
77,133,744.13
0.00
77,133,744.13
69,193,617.98
6,347,291.24
844,619.92
520,236.92
0.00
0.00
227,978.07
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,496,477.06
0.00
0.00
6,432,625.00
0.00
0.00
64,762,114.22
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
77,133,744.13
4,442,527.85
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,496,477.06
0.00
0.00
0.00
1,496,477.06
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
0.00
3,037,650.00
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,432,625.00
6,432,625.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
64,762,114.22
0.00
0.00
0.00
64,762,114.22
Aggregate Principal Distributabl
e
Amount
64,762,114.22
64,762,114.22
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,451.50
212,526.57
227,978.07
4,787,603.48
0.00
15,451.50
15,451.50
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Pool Statistics
Pool Data
4.44%
47.91
19.53
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,795,772,469.12
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,723,981,891.77
50,518
51,532
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
42,098,512.11
27,095,105.87
0.00
2,596,959.37
Pool Factor
80.71%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
50,518
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.42%
0.38%
0.14%
0.07%
100.00%
1,713,949,000.27
6,552,806.89
2,356,125.84
1,123,958.77
1,723,981,891.77
50,319
135
47
17
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.202%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,222.78
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.660%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
4,173,016.29
1,248,032.42
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
64
229
Losses
(1)
Amount
2,596,959.37
839,560.16
509,366.79
Number of Receivables
Number of Receivables
Amount
8,938,413.61
3,932,738.21
832,659.11
Current
Cumulative
0.195%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.851%
Prior Collection Period
0.722 % Second Prior
Collection
Period
0.814
%
Third
Prior
Collection
Period
0.252%